Trade Receivables, Net - Summary of Trade Receivables, Net (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of financial assets [Line Items]
Trade receivables	$ 109,369,478	$ 3,942,673	$ 91,207,576
At FVTOCI	6,092,462	219,627	626,413
Total trade receivable	115,462,210	4,162,300	91,833,989
Cost [member]
Disclosure of financial assets [Line Items]
Trade receivables	109,473,101	3,946,399	91,304,934
Allowance for doubtful debts [member]
Disclosure of financial assets [Line Items]
Trade receivables	$ 103,353	$ 3,726	$ 97,358